Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

March 13, 2018

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust (File No. 811-22110)

Ladies and Gentlemen:

On behalf of AdvisorShares Trust (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, a preliminary proxy statement on Schedule 14A, including a notice of special meeting of shareholders of the Trust’s AdvisorShares KIM Korea Equity ETF (the “Fund”) and a form of proxy card.

The special meeting is being called for the purpose of: (i) eliminating the Fund’s diversification policy, thereby changing the Fund’s classification from a diversified investment company to a non-diversified investment company; and (ii) changing the Fund’s concentration policy to state that it will concentrate in the Semiconductors and Semiconductor Equipment Industry.

Please contact me at (202) 373-6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001